Accounts and Other Receivables	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Accounts and Other Receivables	Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2021	2020
Trade receivables	$296.7	$268.4
Income taxes receivable	25.4	84.7
Other receivables and advances	17.2	14.6
Provision for doubtful trade receivables	(6.1)	(4.4)
Total accounts and other receivables	$333.2	$363.3
The following are changes in the provision for doubtful trade receivables:

	31 March
(Millions of US dollars)	2021	2020	2019
Balance at beginning of period	$4.4	$2.9	$1.3
Adjustment to provision	3.1	1.7	2.8
Write-offs, net of recoveries	(1.4)	(0.2)	(1.2)
Balance at end of period	$6.1	$4.4	$2.9